CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows From Operating Activities:
Net Income (loss)	$ 43,468	$ (829,101)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Depreciation	11,309	11,324
Stock based compensation	195,896	256,632
Changes in assets and liabilities:
Accounts receivable	(329,864)	(19,500)
Inventory	(261,665)	(12,648)
Accounts payable and accrued expenses	70,817	278,527
Net cash used in operating activities	(270,039)	(314,766)
Cash Flows From Financing Activities:
Repayments toward notes payable	(19,458)	(17,878)
Proceeds from sales of common stock		419,000
Net cash (used in) provided by financing activities	(19,458)	401,122
Net increase (decrease) in cash and cash equivalents	(289,497)	86,356
Cash and cash equivalents, beginning of period	442,812	59,110
Cash and cash equivalents, end of period	153,315	145,466
Supplemental Disclosures
Cash paid during the year for interest	3,371	4,293
Non-cash investing and financing activities:
Common stock issued for conversion of accrued salary		$ 1,739,000